Organization and Operations	12 Months Ended
Dec. 31, 2015
Organization and Operations

1. ORGANIZATION AND OPERATIONS

Silicon Motion Technology Corporation (“SMTC”, collectively with its subsidiaries the “Company”) was incorporated in the Cayman Islands on January 27, 2005. The Company is a fabless semiconductor company that designs, develops and markets, high-performance, low-power semiconductor solutions to OEMs and other customers in the mobile storage and mobile communications markets. In the mobile storage market, the Company’s key products are controllers used in embedded storage products such as SSDs, and eMMCs, as well as expandable storage products such as flash memory cards and USB flash drives. For the mobile communications market, the Company’s key products are handset transceivers and mobile TV SoCs.

The Company acquired SMI Taiwan in April 2005. Originally SMI Taiwan was known as Feiya Technology Corporation (“Feiya”), a Taiwan corporation which was incorporated in April 1997 but had changed its name to SMI Taiwan after acquiring in August 2002 Silicon Motion, Inc., a California corporation (“SMI USA”), which was incorporated in November 1995. Feiya was originally a flash memory products company and SMI USA a graphics processor company. In April 2007, the Company acquired FCI, a leading designer of RF ICs for mobile TV and wireless communications based in South Korea. The Company established Silicon Motion BV in the Netherlands in 2011 with the purpose of expanding its business activities in Europe, as well as providing supervisory, financing, legal support, accounting services and shareholding for the Company’s businesses in other parts of the world. In July 2015, the Company acquired Shanghai Baocun Information Technology Co., Ltd. (“Shannon Systems”), China’s leading enterprise-class PCIe SSD company based in Shanghai, China.